Note 14 - Other Comprehensive Income (Loss) (Details) - Comprehensive Income (Loss) Components (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income (Loss) Components [Abstract]
Unrealized Gains (Losses) On Securities	$ 2,059	$ 835	$ 1,462	$ 744
Adjustments For Pension Plans	(25,977)	(24,333)	(16,579)	(14,927)
Cumulative Translation Adjustment	(23,918)	(23,498)	(15,117)	(14,183)
Unrealized Gains (Losses) On Securities	1,224	(627)	718
Adjustments For Pension Plans	(1,644)	(7,754)	(1,652)
Cumulative Translation Adjustment	$ (420)	$ (8,381)	$ (934)